Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	FREYR Battery
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 9, 2021, FREYR Battery, a corporation in the form of a public limited liability company (société anonyme) incorporated under the laws of Luxembourg (“FREYR Battery”), filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-258607) (the “Registration Statement”). The Registration Statement was initially declared effective by the SEC on August 10, 2021 and initially registered (i) the primary issuance of 24,625,000 Ordinary Shares issuable upon exercise of warrants of FREYR Battery, (ii) for resale, an additional 118,968,753 Ordinary Shares of FREYR Battery (including 12,839,394 shares issuable upon exercise of warrants of FREYR Battery) and (iii) for resale, warrants exercisable for up to 10,250,000 Ordinary Shares. This Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement is being filed by FREYR Battery to update the Registration Statement to (i) include the information contained in the FREYR Battery’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 9, 2022, (ii) update certain Risk Factors contained in the Registration Statement, and (iii) update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the initial filing of the Registration Statement.
Entity Central Index Key	0001844224
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false